DEBT OBLIGATIONS (Details Narrative) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended															0 Months Ended				12 Months Ended
	Mar. 31, 2006	Dec. 31, 2012	Dec. 31, 2010	Sep. 12, 2012	Dec. 31, 2011	Jan. 29, 2010	Jan. 29, 2010 Fair Value	Dec. 27, 2012 Equity Method Investments	Nov. 01, 2012 Equity Method Investments	Jul. 18, 2012 Equity Method Investments	Dec. 27, 2012 Third-Party Financing Loans	Nov. 01, 2012 Third-Party Financing Loans	Jul. 18, 2012 Third-Party Financing Loans	Jul. 18, 2012 BPM Portfolio	Nov. 01, 2012 Utah Portfolio	Dec. 27, 2012 Texas Portfolio - Courtyards	Apr. 15, 2010 Securitized Manufacturing Housing Loan Portfolio I	May 04, 2011 Securitized Manufacturing Housing Loan Portfolio II	Jan. 29, 2010 Junior Subordinated Debt	Apr. 30, 2009 Junior Subordinated Debt	Dec. 31, 2011 Restated
Notional Amount of Interest Rate Cap Agreements for mortgage notes payable		$ 23,400
Notional Amount of Interest Rate Swap Agreements in CDO IV		69,100
Notional Amount of Interest Rate Swap Agreements in CDO VI		88,500
Eliminated in consolidation amount of notes payable relating to MH Loan Portfolio I sold to certain Newcastle CDOs		20,500
Eliminated in consolidation amount of notes payable relating to MH Loan Portfolio II sold to certain Newcastle CDOs		21,000
Eliminated in consolidation amount of notes payable relating to residential mortgage loans sold to certain Newcastle CDOs		1,400
CDO Bonds Payable
Repurchase of CDO Bonds Payable - Face		34,100	483,700		167,500
Repurchase of CDO Bonds Payable - Pay Amount		10,900	215,800		102,000
Gain on Extinguishment of debt		23,200	82,000																		65,000
Principal Balance of CDO VI Class I-M notes repurchased			257,000
Purchase price of CDO VI Class I-M notes repurchased, percentage against par			67.50%
Mark-to-market loss on interest rate swap agreement			24,000
Repurchase facility		5,700
Repurchase Agreement - Newcastle CDO VI		1,400
Secured face amount of repurchase agreement - notes of Newcastle CDO VI		21,000
Proceeds from sale of Newcastle CDO VII interest																					3,900
Gain on sale of Newcastle CDO VII interest																					3,400
CDO X sales price				130,000
CDO X subordinated notes sold				89,750
Deconsolidation of CDO X - decrease in gross assets		1,100,000
Deconsolidation of CDO X - decrease in gross liabilities		1,200,000
Deconsolidation of CDO X - decrease in other comprehensive income		25,500
Deconsolidation of CDO X - gain on sale		224,317
Conditional purchase of securities with CDO X Deconsolidation - Description				A condition to the sale of its interests was the right to purchase certain collateral held by CDO X. Newcastle purchased eight securities with a face amount of $101 million for 49.4% of par, or approximately $50 million.
Other Bonds Payable
Principal balance of MH Portfolio Loans Securitized																	164,100	197,000
Principal balance of asset-backed notes																	134,500	159,800
Principal balance of asset-backed notes sold to third parties																	97,600	142,800
Principal balance of asset-backed notes sold to CDOs managed by Newcastle																	36,900	17,000
Increase (decrease) in unrestricted cash due to securitization																	14,000	(20,000)
Average expected maturity of asset-backed notes sold to third parties																		3.8 years
Average interest rate of asset-backed notes sold to third parties																		3.23%
Mortgage Notes Payable
Acquisition of senior housing facilities, aggregate purchase price								5,400	6,600	54,900	16,100	16,000	88,400	143,300	22,600	21,500
Description of financing								Equity investment	Equity investment	Equity investment.	Interest-only loan through October 2014 and requires principal repayments according to a 30-year amortization schedule thereafter	Interest-only loan through October 2014 and requires principal repayments according to a 30-year amortization schedule thereafter	Interest-only loan through August 2013, requires principal repayments according to a 30-year amortization schedule thereafter adn allows for additional future borrowings, subject to the terms and conditions of the agreement.
Interest rate of financing											4.75%	4.75%	3.44%
Junior Subordinated Notes Payable
Placement of trust preferred securities	100,000
Aggregate liquidation amount of trust preferred securities																				100,000
Junior subordinated notes interest rate description																				Rate of 1.0% per year, beginning on February 1, 2009, and the rate reverted to 7.574% on February 1, 2010
Outstanding face amount - Exchange Transaction																			52,094	101,700
Fees reimbursed						600
Junior subordinated notes payable							16,700
Debt Discount		$ 4,300